SHARE CAPITAL (Disclosure of changes in warrants outstanding and exercisable) (Details) - $ / shares			1 Months Ended				12 Months Ended
	Aug. 05, 2020	Jul. 10, 2020	Jul. 28, 2020	Jul. 16, 2020	Jan. 27, 2020	Jan. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of warrants outstanding and exercisable, Opening balance					2,470,552	2,470,552	8,458,719	8,335,992	2,470,552
Weighted average exercise price, Opening balance					$ 2.19	$ 2.19	$ 1.8	$ 1.8	$ 2.19
Warrants, issued								122,727	6,414,807
Weighted average exercise price, issued	$ 2.25	$ 2.25	$ 2.25	$ 2.25	$ 2.25	$ 2.25		$ 1.75	$ 1.8
Warrants, exercised									(42,967)
Weighted average exercise price, exercised									$ 1.8
Warrants, expired							(8,335,992)		(506,400)
Weighted average exercise price, expired							$ 1.8		$ 2.76
Number of warrants outstanding and exercisable, Ending balance							122,727	8,458,719	8,335,992
Weighted average exercise price, Ending balance							$ 1.75	$ 1.8	$ 1.8